Document And Entity Information	3 Months Ended
Jun. 30, 2013
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Entity Registrant Name	Stevia First Corp.
Entity Central Index Key	0001438943
Entity Filer Category	Smaller Reporting Company

CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Current Assets:
Cash	$ 1,166,254	$ 392,483	$ 532,206
Security deposit	2,500	2,500	1,500
Prepaid expenses	8,751	9,073	1,200
Current portion of advance payment on related party lease	104,166	125,000	0
Total Current Assets	1,281,671	529,056	534,906
Advance payment on related party lease, net of current portion	0	10,417	0
Total Assets	1,281,671	539,473	534,906
Current Liabilities
Accounts payable and accrued liabilities	182,516	112,263	79,762
Accounts payable - Related Party	14,111	6,930	10,921
Notes Payable		0	196,800
Accrued interest	0	9,375	19,130
Derivative Liability	1,462,607	398,603	0
Total Current Liabilities	1,659,234	527,171	306,613
Convertible Notes Payable	762,500	955,000	450,000
Less discount	(190,226)	(374,592)	(172,476)
Convertible notes payable, net of discount	572,274	580,408	277,524
Total liabilities	2,231,508	1,107,579	584,137
Stockholders' Deficit
Common stock, Value	59,784	55,659	51,650
Unvested, issued common stock	(146,250)	(157,500)	0
Additional paid-in-capital	4,209,971	3,707,772	1,330,634
Deficit accumulated during the development stage	(5,073,342)	(4,174,037)	(1,431,515)
Total stockholders' deficit	(949,837)	(568,106)	(49,231)
Total liabilities and stockholders' deficit	$ 1,281,671	$ 539,473	$ 534,906

CONDENSED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	525,000,000	525,000,000	525,000,000
Common stock, shares issued	59,784,168	55,659,102	51,650,000
Common stock, shares outstanding	59,784,168	55,659,102	51,650,000

CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses:
General and Administrative	726,196	374,737	2,145,497	1,285,930	3,530,916	4,257,112
Rent and other related party costs	41,150	26,933	148,750	14,500	168,250	209,400
Research and development	123,239	0	254,722	0	254,722	377,961
Total operating expenses	890,585	401,670				4,844,473
Loss from operations	(890,585)	(401,670)	(2,548,969)	(1,300,430)	(3,953,888)	(4,844,473)
Other income (expenses)
Foreign currency translation	0	99	(42)	(2,523)	(2,565)	(2,565)
Interest expense	(193,741)	(24,937)	(346,912)	(18,300)	(370,985)	(564,726)
Change in fair value of derivative liability	185,021	0	124,855	0	124,855	309,876
Financing Cost of Offering	0	0	(78,458)	0	(78,458)	(78,458)
Gain on settlement of debt	0	0	107,004	0	107,004	107,004
Net loss	$ (899,305)	$ (426,508)	$ (2,742,522)	$ (1,321,253)	$ (4,174,037)	$ (5,073,342)
Loss per share - basic and diluted (in dollars per share)	$ (0.02)	$ (0.01)	$ (0.05)	$ (0.03)
Weighted average number of common shares outstanding, basic and diluted (in shares)	56,036,546	51,954,871	53,370,064	51,451,096

CONDENSED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During Exploration Stage [Member]	Unvested Issued Common Stock [Member]
Balance, amount at Jun. 30, 2007	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, shares at Jun. 30, 2007		0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share,value	4,500	31,500	(27,000)	0	0
November 28, 2007 Common stock, subscribed for cash at $0.0001per share,shares		31,500,000
December 18, 2007 Common stock, subscribed for cash at $0.0001per share,value	8,000	11,200	(3,200)	0	0
December 18, 2007 Common stock, subscribed for cash at $0.0001per share,shares		11,200,000
January 18, 2008, Common stock subscribed for cash at $0.0001per share,value	12,500	8,750	3,750	0	0
January 18, 2008, Common stock subscribed for cash at $0.0001per share,shares		8,750,000
Net Loss	(8,583)	0	0	(8,583)	0
Balance, amount at Mar. 31, 2008	16,417	51,450	(26,450)	(8,583)	0
Balance, shares at Mar. 31, 2008		51,450,000
Net Loss	(38,112)	0	0	(38,112)	0
Balance, amount at Mar. 31, 2009	(21,695)	51,450	(26,450)	(46,695)	0
Balance, shares at Mar. 31, 2009		51,450,000
Net Loss	(28,292)	0	0	(28,292)	0
Balance, amount at Mar. 31, 2010	(49,987)	51,450	(26,450)	(74,987)
Balance, shares at Mar. 31, 2010		51,450,000
Net Loss	(35,275)	0	0	(35,275)	0
Balance, amount at Mar. 31, 2011	(85,262)	51,450	(26,450)	(110,262)	0
Balance, shares at Mar. 31, 2011		51,450,000
Common stock subscribed for cash at $1.00 per share,value	200,000	200	199,800	0	0
Common stock subscribed for cash at $1.00 per share,shares		200,000
Beneficial Conversion Feature of convertible Debt	177,404	0	177,404	0	0
Common stock issued upon exercise of options, shares	0
Fair value of stock-based compensation	979,880	0	979,880	0	0
Net Loss	(1,321,253)			(1,321,253)	0
Balance, amount at Mar. 31, 2012	(49,231)	51,650	1,330,634	(1,431,515)	0
Balance, shares at Mar. 31, 2012		51,650,000
Common stock subscribed for cash at $1.00 per share,value	425,000	425	424,575	0	0
Common stock subscribed for cash at $1.00 per share,shares		425,000
Beneficial Conversion Feature of convertible Debt	0
Common stock issued upon conversion of notes payable, value	107,004	214	106,790	0	0
Common stock issued upon conversion of notes payable, shares		214,008
Common stock issued to employees and director unvested, value	31,500	700	188,300	0	(157,500)
Common stock issued to employees and director unvested, shares		700,000
Common stock issued upon exercise of options, value	409,000	1,750	407,250	0	0
Common stock issued upon exercise of options, shares	1,750,000	1,750,000
Common stock issued as payment of accrued interest, value	29,500	42	29,458	0	0
Common stock issued as payment of accrued interest, shares		42,316
Common stock issued upon the conversion of convertible notes payable,value	420,000	878	419,122	0	0
Common stock issued upon the conversion of convertible notes payable,shares		877,778
Fair value of stock-based compensation	801,643	0	801,643	0	0
Net Loss	(2,742,522)	0	0	(2,742,522)	0
Balance, amount at Mar. 31, 2013	(568,106)	55,659	3,707,772	(4,174,037)	(157,500)
Balance, shares at Mar. 31, 2013		55,659,102
Beneficial Conversion Feature of convertible Debt	0
Sale of common stock and warrants at $0.34 per unit, net of derivative value of warrants, value	(115,775)	3,676	(119,451)	0	0
Sale of common stock and warrants at $0.34 per unit, net of derivative value of warrants, shares	3,676,472	3,676,472
Common stock issued upon conversion of notes payable, value	192,500	428	192,072	0	0
Common stock issued upon conversion of notes payable, shares		427,778
Common stock issued to employees and director unvested, value	11,250	0	0	0	11,250
Common stock issued to employees and director unvested, shares		0
Common stock issued upon exercise of options, shares	0
Common stock issued as payment of accrued interest, value	18,750	21	18,729	0	0
Common stock issued as payment of accrued interest, shares		20,816
Fair value of stock-based compensation	410,849	0	410,849	0	0
Net Loss	(899,305)	0	0	(899,305)	0
Balance, amount at Jun. 30, 2013	$ (949,837)	$ 59,784	$ 4,209,971	$ (5,073,342)	$ (146,250)
Balance, shares at Jun. 30, 2013		59,784,168

CONDENSED STATEMENTS OF STOCKHOLDERS' DEFICIT (Parenthetical) (USD $)	1 Months Ended			3 Months Ended	12 Months Ended
	Jan. 18, 2008	Dec. 18, 2007	Nov. 28, 2007	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Per Share Of Subscribed For Cash	$ 0.0001	$ 0.0001	$ 0.0001		$ 1	$ 1
Per unit sale of common stock and warrants				$ 0.34

CONDENSED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013
Operating activities
Net loss	$ (899,305)	$ (426,508)	$ (2,742,522)	$ (1,321,253)	$ (4,174,037)	$ (5,073,342)
Adjustments to reconcile net loss to net cash used in operating activities
Loan (expenses paid on behalf of the Company by third party)	0	0	0	0	5,000	5,000
Stock based compensation	422,099	168,650	833,143	979,880	1,813,022	2,235,121
Gain on settlement of debt	0	0	(107,004)	0	(107,004)	(107,004)
Financing cost	0	0	78,458	0	78,458	78,458
Change in fair value of derivative liability	(185,021)	0	(124,855)	0	(124,855)	(309,876)
Amortization of debt discount	184,366	0	297,884	4,928	302,812	487,178
Cancellation of fees applied to option exercise price	0	0	196,000	0	196,000	196,000
Prepaid expenses	322	(228,267)	(7,873)	(338)	(9,074)	(8,751)
Advance payment on related party lease	31,251	0	(135,417)	0	(135,417)	(104,166)
Accrued interest	9,375	(19,130)	36,953	13,358	56,083	65,458
Accounts payable - Related Party	7,181	(1,370)	(3,990)	9,921	6,931	14,112
Accounts payable and accrued liabilities	70,253	(25,428)	32,500	71,614	107,263	177,516
Net Cash Used in Operating Activities	(359,479)	(532,052)	(1,646,723)	(241,890)	(1,984,817)	(2,344,296)
Financing activities
Loans from third party	0	456,992	0	115,000	196,800	196,800
Proceeds from issuance of convertible notes, net	0	0	870,000	450,000	1,320,000	1,320,000
Proceeds from exercise of options	0	0	213,000	0	213,000	213,000
Common shares sold subscribed for cash	1,133,250	435,000	425,000	200,000	650,000	1,783,250
Net Cash Provided by Financing Activities	1,133,250	891,992	1,508,000	765,000	2,379,800	3,513,050
Investing activities
Security deposit	0	0	(1,000)	(1,500)	(2,500)	(2,500)
Net Cash Used in Investing Activities	0	0	(1,000)	(1,500)	(2,500)	(2,500)
Net increase (decrease) in cash	773,771	359,940	(139,723)	521,610	392,483	1,166,254
Cash and cash equivalent - beginning of period	392,483	532,206	532,206	10,596	0	0
Cash and cash equivalent - end of period	1,166,254	892,146	392,483	532,206	392,483	1,166,254
Cash paid during the period for:
Interest	12,075	0	0	0	0	12,075
Income taxes	0	0	0	0	0	0
Non-cash activities:
Loan (expenses paid on behalf of the Company by third party)	0	0	0	0	(5,000)	(5,000)
Issuance of common stock upon conversion of notes payable and accrued interest	211,250	0	449,500	0	449,500	767,754
Fair value of beneficial conversion feature of convertible notes	0	0	0	177,404	177,404	177,404
Fair value of warrants issued with convertible debentures, recognized as a note discount	0	0	500,000	0	500,000	500,000
Conversion of notes payable and accrued interest to common stock	$ 1,249,025	$ 0	$ 107,004	$ 0	$ 107,004	$ 1,249,025

BUSINESS AND BASIS OF OPERATIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Nature and Continuance Of Operation [Abstract]
BUSINESS AND BASIS OF OPERATIONS
1.  BUSINESS AND BASIS OF OPERATIONS

Stevia First Corp. (the “Company”, “we”, “us” or “our”), was incorporated under the laws of the State of Nevada on June 29, 2007 under the name Legend Mining Inc. During the period from July 1, 2007 (inception) to June 30, 2011, the Company commenced operations by issuing shares and acquiring a mineral property located in the Province of Saskatchewan, Canada. The Company was unable to keep the mineral claim in good standing due to lack of funding, and accordingly its interest in it has expired. On October 10, 2011, the Company completed a merger with its wholly-owned subsidiary, Stevia First Corp., whereby it changed its name to “Stevia First Corp.” In connection with a related change in management, the addition of key personnel, and the lease of property for laboratory and office space in California, the Company is now pursuing its new business as an agricultural biotechnology company engaged in the cultivation and harvest of stevia leaf and the development of stevia products.  The Company has not produced any revenues and is considered a development stage company.  The Company's fiscal year end is March 31.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company has incurred losses since inception resulting in an accumulated deficit of $5,073,342 as at June 30, 2013, and further losses are anticipated in the development of its business. The Company also had a stockholders’ deficit of $949,837 at June 30, 2013. These factors raise substantial doubt about the Company's ability to continue as a going concern. As a result, the Company’s independent registered public accounting firm, in their report on the Company’s March 31, 2013 financial statements, raised substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management believes that it has sufficient cash to fund operations for at least nine months;however, management does not currently believe its existing cash resources are sufficient to meet its anticipated needs during the next twelve months. As reflected in the financial statements, the Company has an accumulated deficit, has suffered significant net losses and negative cash flows from operations, and has limited working capital. The Company expects to incur substantial expenditures for the foreseeable future for the research, development and commercialization of its potential products. In addition, the Company will require additional financing in order to seek to license or acquire new assets, research and develop any potential patents and the related compounds, and obtain any further intellectual property that the Company may seek to acquire.  The Company does not have sufficient cash and cash equivalents to support its current operating plan. The Company will be required to raise additional capital, obtain alternative means of financial support, or both, in order to continue to fund operations. Therefore, there exists substantial doubt about the Company’s ability to continue as a going concern. Additional financing may not be available to the Company when needed or, if available, it may not be obtained on commercially reasonable terms.  If the Company is not able to obtain the necessary additional financing on a timely basis, the Company will be forced to delay or scale down some or all of its development activities or perhaps even cease the operation of its business.  Historically, the Company has funded its operations primarily through equity and debt financings and it expects that it will continue to fund its operations through equity and debt financing.  If the Company raises additional financing by issuing equity securities, its existing stockholders’ ownership will be diluted.  Obtaining commercial loans, assuming those loans would be available, will increase the Company’s liabilities and future cash commitments.  The Company also expects to pursue non-dilutive financing sources.  However, obtaining such financing would require significant efforts by the Company’s management team, and such financing may not be available, and if available, could take a long period of time to obtain.

1. BUSINESS AND BASIS OF OPERATIONS

Stevia First Corp. (the “Company”, “we”, “us” or “our”), was incorporated under the laws of the State of Nevada on June 29, 2007. During the period from July 1, 2007 (inception) to June 30, 2011, the Company commenced operations by issuing shares and acquiring a mineral property located in the Province of Saskatchewan, Canada. The Company was unable to keep the mineral claim in good standing due to lack of funding, and accordingly its interest in it has expired. On October 10, 2011, the Company completed a merger with its wholly-owned subsidiary, Stevia First Corp., whereby it changed its name from “Legend Mining Inc.” to “Stevia First Corp.” In connection with a related change in management, the addition of key personnel, and the lease of property for laboratory and office space in California, the Company is now pursuing its new business as an agricultural biotechnology company engaged in the cultivation and harvest of stevia leaf and the development of stevia products. The Company has not produced any revenues and is considered a development stage company. The Company's fiscal year end is March 31.

Going Concern

These financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future. The Company has incurred losses since inception resulting in an accumulated deficit of $4,174,037 as at March 31, 2013, and further losses are anticipated in the development of its business. The Company also had a stockholders’ deficiency of $568,106 at March 31, 2013. These factors raise substantial doubt about the Company's ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary should the Company be unable to continue as a going concern.

The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or obtaining the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management believes that it has sufficient cash to fund operations for at least six months. Management intends to finance operating costs over the next twelve months with existing cash on hand, loans and private placements of equity or debt securities. There is no assurance that the Company will be able to obtain further loans, or that the Company will be able to raise sufficient funds through private placements or otherwise.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The more significant estimates and assumption by management include, among others, the fair value of shares issued for services, fair value of warrants issued in conjunction with convertible debentures, and assumptions used in the valuation of conversion features and derivative liabilities.

Financial Assets and Liabilities Measured at Fair Value

The Company uses various inputs in determining the fair value of its investments and measures these assets on a recurring basis. Financial assets recorded at fair value in the condensed balance sheets are categorized by the level of objectivity associated with the inputs used to measure their fair value. Authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) defines the following levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these financial assets:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs, other than the quoted prices in active markets, that is observable either directly or indirectly.
Level 3	Unobservable inputs based on the Company’s assumptions.

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of June 30, 2013 and March 31, 2013:

  June 30, 2013
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$1,462,607	$-	$1,462,607

March 31, 2013
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$398,603	$-	$398,603

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses a probability weighted average Black-Scholes-Merton models to value the derivative instruments at inception and on subsequent valuation dates through the June 30, 2013 reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in non-capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Diluted loss per share excludes all potential common shares if their effect is anti-dilutive.

As of June 30, 2013, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 3,675,000 shares of common stock, warrants to acquire 12,403,601 shares of common stock and 999,328 common shares potentially issuable under convertible note agreements have been excluded from the calculation at June 30, 2013 as the effect would have been anti-dilutive.

Recent Accounting Pronouncements

Management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The more significant estimates and assumption by management include, among others, the fair value of shares issued for services, fair value of warrants issued in conjunction with convertible debentures, and assumptions used in the valuation of conversion features and derivative liabilities.

Financial Assets and Liabilities Measured at Fair Value

The Company uses various inputs in determining the fair value of its investments and measures these assets on a recurring basis. Financial assets recorded at fair value in the condensed balance sheets are categorized by the level of objectivity associated with the inputs used to measure their fair value. Authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) defines the following levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these financial assets:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs, other than the quoted prices in active markets, that is observable either directly or indirectly.
Level 3	Unobservable inputs based on the Company’s assumptions.

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$398,603	$398,603

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the probability weighted average Black-Scholes-Merton models to value the derivative instruments at inception and on subsequent valuation dates through the March 31, 2013 reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in non-capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Diluted loss per share excludes all potential common shares if their effect is anti-dilutive.

As of March 31, 2013, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,275,000 shares of common stock, warrants to acquire 1,080,000 shares of common stock and 1,427,106 common shares issuable under convertible note agreements have been excluded from the calculation at March 31, 2013 as the effect would have been anti-dilutive.

Recent Accounting Pronouncements

Management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

NOTES PAYABLE	12 Months Ended
Mar. 31, 2013
Notes Payable, Noncurrent [Abstract]
NOTES PAYABLE
3. NOTES PAYABLE

From inception through March 31, 2013, the Company issued 11 separate unsecured promissory notes with an aggregate principal amount of $196,800. Each of the unsecured promissory notes was payable upon demand and bore interest at 6.0% per annum. On May 25, 2012, the Company exchanged the outstanding principal, totaling $196,800, and accrued interest that totaled $17,208 under the outstanding promissory notes for an aggregate of 214,008 shares of the Company’s common stock, at a conversion rate of $1.00 per share. As the market price ($0.50) of the Company’s stock at the date of the exchange was less than the conversion rate, the Company recognized a gain from the settlement of the debt of $107,004 on the Company’s accompanying statement of operations for the fiscal year ended March 31, 2013.

CONVERTIBLE NOTES PAYABLE	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Convertible Note Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

3. CONVERTIBLE NOTES PAYABLE

Convertible notes payable consist of the following as of June 30, 2013 and March 31, 2013:

	June 30, 2013	March 31, 2013
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually	$625,000	$625,000
Convertible notes payable	137,500	330,000
Total convertible notes	762,500	955,000

Less: note discount	(190,226)	(374,592)
Convertible notes payable, net of note discount	$572,274	$580,408

(a)          On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012.  Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the three months ended June 30, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share.  As of June 30, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of June 30, 2013, the holders thereof would receive 693,773 shares of common stock.

During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $113,341 at March 31, 2013. During the three months ended June 30, 2013, the Company recognized interest expense of $14,784 relating to the amortization of this discount, resulting in an unamortized balance of $98,557 as of June 30, 2013.

(b)        On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. The balance due on these debentures at March 31, 2013 was $330,000. During the three months ended June 30, 2013, $192,500 of the debentures were converted into 427,778 shares of common stock, and the remaining balance due on these debentures at June 30, 2013 was $137,500.

The debentures are non-interest bearing and mature on November 1, 2014. The debentures are convertible at the purchaser’s option into shares of the Company’s common stock (the “Conversion Shares”) at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. Upon the earlier of the effectiveness of a registration statement registering the Conversion Shares and Warrant Shares or the date the Conversion Shares and Warrant Shares may be sold pursuant to Rule 144 under the Securities Act of 1933 (the “Securities Act”) without volume or manner-of-sale restrictions (such earlier date, the “Trigger Date”), the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company’s common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the “Reset Conversion Price”). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $137,500 outstanding principal on these debentures were converted into common stock as of June 30, 2013, the holders thereof would receive 305,555 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company’s common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable. As the initial conversion price was greater than the market value of our common stock as of the date of issuance the Company did not recognize any beneficial conversion feature upon issuance. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” in its accounting for the debenture as to the potential change to the conversion price which is based upon a future "trigger event" that has not taken place or may not take place, and determined that the conversion price of the notes are fixed until the contingency is triggered. The Company considers the conversion feature to be indexed to the Company’s own stock, and as such, no further accounting is appropriate at this time. The Warrants related to the note issuance are described below and resulted in a freestanding derivative valued at $523,458 upon issuance.

Each of the purchasers was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the Conversion Shares initially issuable to such purchaser pursuant to the Securities Purchase Agreement up to 1,000,000 shares of common stock (the “Warrant Shares”). The warrants had an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. The Company also issued warrants to purchase up to 80,000 shares of the Company’s commons stock to its placement agent related to the financing that had an initial exercise price of $0.625 per share.  On March 6, 2013, the exercise price of all the warrants was reduced to $0.50.  On June 28, 2013, the exercise price of all of the warrants issued in the October 2012 financing was further reduced to $0.34.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures, provided that the exercise price shall not be reduced to less than $0.20 per share. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterized the initial fair value of these warrants as a derivative liability upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 upon issuance. These amounts were determined by management using a using a probability weighted average Black-Scholes Merton option pricing model.

The total costs of the loan were $578,458 which includes placement fees and expenses of $55,000 and the fair value of the warrant derivative of $523,458. To account for the these costs, the Company recorded a valuation discount of $500,000 upon issuance, and the incremental cost of $78,458 over the face amount of the note was recorded as a financing cost during the year ended March 31, 2013. The Company is amortizing the valuation discount to interest expense over the life of the notes. During the three months ended June 30, 2013, the Company recognized interest expense of $169,582 relating to the amortization of this discount, resulting in an unamortized balance of $91,669 as of June 30, 2013.

4. CONVERTIBLE NOTES PAYABLE

Convertible notes payable consists of the following as of March 31, 2013 and 2012:

	March 31, 2013	March 31, 2012
Subordinated unsecured convertible notes payable, interest at 6% per annum payable quarterly (a)	$-	$250,000
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually (b)	625,000	200,000
Convertible notes payable (c)	330,000	-
Total convertible notes	955,000	450,000

Less: note discount	(374,592)	(172,456)
Convertible notes payable, net of note discount	$580,408	$277,524

(a) On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor (the “January Convertible Debenture). The January Convertible Debenture bore interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. It was convertible at the holder’s option into the Company’s common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture was due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provided for customary events of default which, if any of them occurred, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable. On March 18, 2013, the entire principal balance of $250,000 plus accrued interest of $10,750 was converted into 521,500 shares of the Company’s common stock based on the conversion rate of $0.50 per share.

(b) On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement and $200,000 in proceeds attributable to the issuance of common stock (see Note 5). On May 22, 2012, the Company issued the remaining $425,000 in convertible debentures upon receipt of the remaining balance due under the Subscription Agreement (in addition to the $425,000 in proceeds received by the Company in consideration for the issuance of its common stock under the Subscription Agreement - see Note 5). Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the year ending March 31, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share. As of March 31, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of March 31, 2013, the holders thereof would receive 693,773 shares of common stock.

During the year ended March 31, 2013, the conversion price of the convertible debentures issued under the Subscription Agreement was greater than the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,456 at March 31, 2012. During the year ended March 31, 2013, the Company recognized interest expense of $59,135 relating to the amortization of this discount, resulting in an unamortized balance of $113,341 as of March 31, 2013.

(c) On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. During the year ended March 31, 2013, $170,000 of the debentures were converted into 377,778 shares of common stock, and the remaining balance due on these debentures at March 31, 2013 was $330,000.

The debentures are non-interest bearing and mature on November 1, 2014. The debentures are convertible at the purchaser’s option into shares of the Company’s common stock (the “Conversion Shares”) at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. Upon the earlier of the effectiveness of a registration statement registering the Conversion Shares and Warrant Shares or the date the Conversion Shares and Warrant Shares may be sold pursuant to Rule 144 under the Securities Act of 1933 (the “Securities Act”) without volume or manner-of-sale restrictions (such earlier date, the “Trigger Date”), the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company’s common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the “Reset Conversion Price”). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $330,000 outstanding principal on these debentures were converted into common stock as of March 31, 2013, the holders thereof would receive 733,333 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company’s common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable. As the initial conversion price was greater than the market value of our common stock as of the date of issuance the Company did not recognize any beneficial conversion feature upon issuance. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” in its accounting for the debenture as to the potential change to the conversion price which is based upon a future "trigger event" that has not taken place or may not take place, and determined that the conversion price of the notes are fixed until the contingency is triggered. The Company considers the conversion feature to be indexed to the Company’s own stock, and as such, no further accounting is appropriate at this time. The Warrants related to the note issuance are described below and result in a freestanding derivative valued at $523,458 upon issuance.

Each of the purchasers was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the Conversion Shares initially issuable to such purchaser pursuant to the Securities Purchase Agreement (the “Warrant Shares”). The warrants had an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. On March 6, 2013, the exercise price of the warrants was reduced to $0.50. The warrants are subject to adjustment for subsequent sales by us of common stock, or securities exercisable or convertible into common stock, at a price lower than the then-exercise price, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders.

As a condition of the closing of the financing, the Company entered into a Registration Rights Agreement with the purchasers (the “Registration Rights Agreement”) pursuant to which the Company is obligated to file with the Securities and Exchange Commission one or more registration statements relating to the resale of Conversion Shares and Warrant Shares. The registration statement was filed on November 30, 2012, and the registration became effective on March 6, 2013.

Dawson James Securities, Inc. (“Dawson”) acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses. The warrants issued to Dawson have the same terms as the warrants issued above, except that such warrants had an initial exercise price of $0.625 that was reduced to $0.50 on March 6, 2013.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterizes the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 upon issuance. These amounts were determined by management using a using a probability weighted average Black-Scholes Merton option pricing model.

The total costs of the loan were $578,458 which includes placement fees and expenses of $55,000 and the fair value of the warrant derivative of $523,458. To account for the these costs, the Company recorded a valuation discount of $500,000 upon issuance, and the incremental cost of $78,458 over the face amount of the note was recorded as a financing cost during the year ended March 31, 2013. The Company will amortize the valuation discount to interest expense over the life of the notes. During the year ended March 31, 2013, the Company recognized interest expense of $238,751 relating to the amortization of this discount, resulting in an unamortized balance of $261,249 as of March 31, 2013.

DERIVATIVE LIABILITY	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITY

4. DERIVATIVE LIABILITY

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock.  Under the authoritative guidance, effective January 1, 2009, instruments which do not have fixed settlement provisions are deemed to be derivative instruments.  The warrants issued to investors and placement agents in relation to the securities purchase agreements described in Note 3 and 5 do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future.  The Company was required to include the reset provisions in order to protect the holders of the convertible notes from the potential dilution associated with future financings. In accordance with the FASB authoritative guidance, the warrants issued in conjunction with the convertible notes have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At March 31, 2013, the date of issuance of new warrants during the period, and as of June 30, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	June 30, 2013	At Date of Issuance	March 31, 2013
Exercise Price	$0.34-0.60	$0.63 - $0.60	$0.50
Stock Price	$0.35	$0.35	$0.45

Risk-free interest rate	2.52%	2.52%	0.25%
Expected volatility	78.7%	78.7%	123.68%
Expected life (in years)	4.5-5 years	5.0 years	4.5 years
Expected dividend yield	0	0	0
Fair Value:	$1,462,607	$1,249,025	$398,603

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

At March 31, 2013, the fair value of the derivative liability was $398,603.  During the three months ended June 30, 2013, we recognized an additional derivative liability of $1,249,025 related to the issuance of warrants on June 28, 2013 described in Note 5.   As of June 30, 2013 the derivative liability of all outstanding warrants was $1,462,607.  For the three months ended June 30, 2013, the Company recorded a change in fair value of the derivative liability of $185,021.

5. DERIVATIVE LIABILITY

In June 2008, the FASB issued authoritative guidance on determining whether an instrument (or embedded feature) is indexed to an entity’s own stock. Under the authoritative guidance, effective January 1, 2009, instruments which do not have fixed settlement provisions are deemed to be derivative instruments. The warrants issued to investors and placement agent in relation to the Securities Purchase Agreement (described in Note 4), do not have fixed settlement provisions because their exercise prices will be lowered if the Company issues securities at lower prices in the future. The Company was required to include the reset provisions in order to protect the holders of the convertible notes from the potential dilution associated with future financings. In accordance with the FASB authoritative guidance, the warrants issued in conjunction with the convertible notes have been characterized as derivative liabilities to be re-measured at the end of every reporting period with the change in value reported in the statement of operations.

At the date of issuance and as of March 31, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	March 31, 2013	At Date of Issuance
Exercise Price	$0.50	$0.63 - $0.70
Stock Price	$0.45	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	123.68%	198.75%
Expected life (in years)	4.5 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$398,603	$523,458

The risk-free interest rate was based on rates established by the Federal Reserve Bank. The Company uses the historical volatility of its common stock to estimate the future volatility for its common stock. The expected life of the warrants was determined by the expiration date of the warrants. The expected dividend yield was based on the fact that the Company has not paid dividends to its common stockholders in the past and does not expect to pay dividends to its common stockholders in the future.

At issuance date, the fair value of the derivative liability on the warrants was $523,458. As of March 31, 2013 the derivative liability of the warrants was $398,603. For the year ended March 31, 2013, the Company recorded a change in fair value of the derivative liability of $124,855.

EQUITY	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
E Q U I T Y [Abstract]
EQUITY
5. EQUITY

Equity financing

On June 25, 2013, the Company entered into a Securities Purchase Agreement (the “Agreement”) with three (3) investors for sale of an aggregate of 3,676,472 shares of the Company's common stock and warrants to purchase 11,029,416 shares of the Company’s common stock for total gross proceeds of $1,250,000, or a sales price of $0.34 per share.  The offering closed on June 28, 2013. The Company incurred $116,750 of direct costs in connection with the financing, resulting in net cash proceeds to the Company of $1,133,250.  The purchasers who entered into the Securities Purchase Agreement were also issued warrants to purchase up to 11,029,416 shares of the Company’s common stock. The warrants were issued in three groups of 3,676,472 each and have initial exercise prices of $0.40, $0.50 and $0.60 per share, respectively, are exercisable immediately upon issuance and have a term of exercise equal to five years. The Company also issued warrants to purchase up to 294,185 shares of the Company’s commons stock to its placement agent related to the financing. The placement agent warrants have an exercise price of $0.425 per share and a term of five years and are exercisable immediately.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures, provided that the exercise price shall not be reduced to less than $0.20 per share. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterized the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and the placement agent in the financing to be $1,249,025 at issuance based upon a weighted average black-scholes option pricing model.  For financial statement purposes, the amount of the derivative liability created from the issuance of the warrants of $1,249,025 has been offset to the net cash proceeds received of $1,133,250, resulting in a net reduction of additional paid in capital of $115,775 resulting from the sale of the units.

Common stock issued to employees

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet vested, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. During the three months ended June 30, 2013, the Company amortized $11,250 of the fair value of the common stock as services were provided and recognized as stock compensation in the Company’s statement of operations, and $146,250 remained unamortized as of the period then ended.

6. EQUITY

Common stock

During the year ended March 31, 2013, the Company sold 425,000 shares of its common stock for proceeds of $425,000 under a Subscription Agreement with one investor (See Note 4).

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet earned, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. During the year ended March 31, 2013, the Company amortized $31,500 of the fair value of the common stock as services were provided and recognized as stock compensation in their statement of operations, and $157,500 remained unamortized as of the year then ended.

STOCK OPTIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Stock Options [Abstract]
STOCK OPTIONS

6. STOCK OPTIONS

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award.

  A summary of the Company’s stock option activity for the period ended June 30, 2013 is presented below:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2013	2,275,000	$0.16
Granted	1,500,000	0.40
Exercised	-
Cancelled	(100,000)	0.42
Balance outstanding at June 30, 2013	3,675,000	$0.26
Balance exercisable at June 30,2013	2,800,000	$0.28

At June 30, 2013, options to purchase common shares were outstanding as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, June 30, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	1,500,000	$0.40	$0.40
	125,000	$0.42	$0.42

	3,675,000

Exercisable, June 30, 2013	1,075,000	$0.10	$1.00
	25,000	$0.27	$0.27
	200,000	$0.28	$0.27
	1,500,000	$0.40	$0.40
	2,800,000

During the three months ended June 30, 2013, the Company granted 1,500,000 options to consultants that expire ten years from date of grant. Assumptions used in valuing stock options granted during the three months ended June 30, 2013 are as follows: (i) volatility rate of 78.7%, (ii) discount rate of 0.25%, (iii) zero expected dividend yield, and (iv) expected life of 10 years for those options granted to consultants based upon the contractual term of the options and an expected life of approximately 5 years for those granted to employees. For employees the expected life is the average of the term of the option and the vesting period.  The value of the options at grant date was $419,550, all of which was amortized as compensation cost during the three months ended June 30, 2013, as all of these options were vested as of June 30, 2013.

During the three months ended June 30, 2013 and 2012, we expensed total stock-based compensation related to vesting stock options of $422,099 and $168,650, respectively, and the remaining unamortized cost of the outstanding stock-based awards at June 30, 2013 was $419,737. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at June 30, 2013, was $339,750.

7. STOCK OPTIONS

The Company has adopted a stock option and incentive plan (the “2012 Stock Incentive Plan”). Pursuant to the terms of the 2012 Stock Incentive Plan, the exercise price for all equity awards issued under the 2012 Stock Incentive Plan is based on the market price per share of the Company’s common stock on the date of grant of the applicable award.

During the year ended March 31, 2013, options to purchase 450,000 shares of the Company’s common stock at a price of $0.10 per share, and options to purchase 600,000 shares of the Company’s common stock at a price of $0.28 per share were exercised resulting in net proceeds to the Company of $213,000.

On January 18, 2013, 500,000 options were exercised by two consultants at an exercise price of $0.28 per share. In lieu of cash proceeds, the options were exercised in exchange for $140,000 in fees owed pursuant to their six months consulting service agreement. On January 24, 2013, 100,000 options were exercised by two consultants at an exercise price of $0.28 per share. In lieu of cash proceeds, the options were exercised in exchange for $28,000 in fees owed pursuant to their six months consulting service agreement. On February 11, 2013, 100,000 options were exercised by two consultants at an exercise price of $0.28 per share. In lieu of cash proceeds, the options were exercised in exchange for $28,000 in fees owed pursuant to their six months consulting service agreement.

At March 31, 2013, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-
Granted	2,100,000	$0.10
Exercised	-
Cancelled	-
Balance at March 31, 2012	2,100,000	$0.10
Granted	2,025,000	0.29
Exercised	(1,750,000)
Cancelled	(100,000)
Balance outstanding at March 31, 2013	2,275,000	$0.16
Balance exercisable at March 31,2013	1,333,333	$0.13

A summary of the Company’s stock option activity for the year ended March 31, 2013 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, March 31, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	125,000	$0.42	$0.42
	100,000	$0.44	$0.44
	2,275,000
Exercisable, March 31, 2013	1,075,000	$0.10	$1.00
	58,333	$0.27	$0.27
	200,000	$0.28	$0.27
	1,333,333

During the year ended March 31, 2013 and 2012, we expensed total stock-based compensation related to stock options of $801,643 and $979,880, respectively, and the remaining unamortized cost of the outstanding stock-based awards at March 31, 2013 was $419,737. This cost will be amortized on a straight line basis over a weighted average remaining vesting period of 2 years and will be adjusted for subsequent changes in estimated forfeitures. Future option grants will increase the amount of compensation expense that will be recorded.

The intrinsic value of all outstanding stock options at March 31, 2013, was $651,000.

During the year ended March 31, 2013, the Company granted 400,000 options to employees and 1,600,000 options to consultants that expire ten years from date of grant. Assumptions used in valuing stock options granted during the year ended March 31, 2013 are as follows: (i) volatility rate of 123.68%, (ii) discount rate of 0.25%, (iii) zero expected dividend yield, and (iv) expected life of 10 years for those options granted to consultants based upon the contractual term of the options and an expected life of approximately 5 years for those granted to employees. For employees the expected life is the average of the term of the option and the vesting period.

WARRANTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Warrants [Abstract]
WARRANTS

7. WARRANTS

At June 30, 2013, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2013	1,080,000	$0.50
Granted	11,323,601	0.50
Exercised	-
Cancelled	-	$-
Balance outstanding at June 30, 2013	12,403,601	$0.50
Balance exercisable at June 30, 2013	12,403,601

The purchasers who entered into the Securities Purchase Agreement on October 29, 2012 described in Note 3, were issued warrants to purchase up to 1,000,000 shares of the Company’s common stock. The warrants have an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. On March 6, 2013, the exercise price of the warrants was reduced to $0.50. We also issued warrants to purchase up to 80,000 shares of the Company’s commons stock to the Placement Agent in the offering. The Placement Agent Warrants had an initial exercise price of $0.625 per share and a term of five years and are exercisable immediately. The exercise price of the Placement Agent Warrants was reduced to $0.50 on March 6, 2013. On June 28, 2013, the exercise price of the Placement Agent Warrants was further reduced to $0.34.

The purchasers who entered into the Securities Purchase Agreement on June 25, 2013 described in Note 5 were issued warrants to purchase up to 11,029,416 shares of the Company’s common stock. The warrants were issued in three groups of 3,676,472 each and have initial exercise prices of $0.40, $0.50 and $0.60 per share, respectively, are exercisable immediately upon issuance and have a term of exercise equal to five years. The Company also issued warrants to purchase up to 294,185 shares of the Company’s commons stock to its Placement Agent in the financing. The placement agent warrants have an exercise price of $0.425 per share and a term of five years and are exercisable immediately.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders, provided that the exercise price shall not be reduced to less than $0.20 per share.  The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterizes the fair value of these warrants as derivative liabilities (See Note 4).

8. WARRANTS

At March 31, 2013, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.50
Exercised	-
Cancelled	-		$-
Balance outstanding at March 31, 2013	1,080,000		$0.50
Balance exercisable at March 31, 2013	1,080,000	$

The purchasers who entered into the Securities Purchase Agreement on October 29, 2012, were issued warrants to purchase up to 1,000,000 shares of the Company’s common stock. The warrants have an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. On March 6, 2013, the exercise price of the warrants was reduced to $0.50. The warrants are subject to adjustment for subsequent sales by us of common stock, or securities exercisable or convertible into common stock, at a price lower than the then-exercise price, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders.

We issued warrants to purchase up to 80,000 shares of the Company’s commons stock to Dawson pursuant to the terms of the Placement Agent Agreement. The warrants issued to Dawson have the same terms as the warrants issued to the purchasers. The Placement Agent Warrants had an exercise price of $0.625 per share and a term of five years and are exercisable immediately. The exercise price of the Placement Agent Warrants was reduced to $0.50 on March 6, 2013. The other terms of the Placement Agent Warrants are substantially the same as the warrants issued to the purchasers in the November 2012 Financing.

Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterizes the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 at issuance (see Note 5).

INCOME TAXES	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES
8.  INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of June 30, 2013, the Company had net operating loss carry forwards of approximately $5,073,342 that may be available to reduce future years' taxable income through 2029. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

9. INCOME TAXES

The Company has no tax provision for any period presented due to our history of operating losses. As of March 31, 2013, the Company had net operating loss carry forwards of approximately $4,060,045 that may be available to reduce future years' taxable income through 2029. Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as management has determined that their realization is not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Related Party Transactions and Lease Obligations Disclosure [Abstract]
RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS
9.  RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Advance payment of related party lease

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company may either cultivate and harvest the stevia plant or locate stevia processing facilities. The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. Sutter Buttes, the landlord under the Sutter Lease, is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

The amount of all rent payments under the Sutter Lease of $250,000 was accounted for by the Company as an asset, Advance payment of related party lease, and is being amortized over the term of the lease of 24 months. During the three months ended June 30, 2013, the Company recognized rent expense of $31,250 related to the Sutter Lease. As of June 30, 2013, the unamortized advance payment of the related party lease was $104,166.

Other related party lease obligations

Effective as of September 1, 2011, the Company entered into an unsecured lease agreement with World Ranches LLC (“One World Ranches”), which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, for office and laboratory space located at 5225 Carlson Rd., Yuba City, CA 95993 for a term of five years expiring on September 1, 2016 at a rate of $1,000 per month. Effective as of January 1, 2012, the Company modified the lease agreement to provide for additional office and laboratory space for an additional $500 per month, for a total rental payment of $1,500 per month.

On April 23, 2012, the Company entered into a further lease agreement with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California , which supersedes and replaces the prior lease (such current lease agreement, the “Carlson Lease”) . The Carlson Lease began on May 1, 2012 and expires on May 1, 2017, and the Company’s rent payments thereunder are $2,300 per month. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

On August 18, 2012, the Company entered into a lease agreement (the “Sacramento Lease”) with Sacramento Valley Real Estate, which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, pursuant to which the Company has agreed to lease an apartment located at 33-800 Clark Avenue, Yuba City, California. This Company uses this apartment as an alternative to renting hotel rooms for management use since several of our managers are not resident in Yuba City. The month to month lease began on August 20, 2012 and the Company’s rent payment is $1,000 per month. On August 22, 2012, the Company paid $1,000 as a refundable security deposit under the Sacramento lease.

Aggregate payments under the above leases for the three months ended June 30, 2013 and 2012 were $41,150 and $26,933, respectively.

10. RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Advance payment of related party lease

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California on which the Company may either cultivate and harvest the stevia plant or locate stevia processing facilities. The Sutter Lease begins on May 1, 2012 and expires on May 1, 2014 and the Company has paid the aggregate amount of all rent payments thereunder, totaling $250,000. Sutter Buttes, the landlord under the Sutter Lease, is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

The amount of all rent payments under the Sutter Lease of $250,000 was accounted for by the Company as an asset, Advance payment of related party lease, and is being amortized over the term of the lease of 24 months. During the year ended March 31, 2013, the Company recognized rent expense of $114,583 related to the Sutter Lease. As of March 31, 2013, the unamortized advance payment of the related party lease of $135,417 was allocated between current portion of $125,000 and noncurrent portion of $10,417.

Other related party lease obligations

Effective as of September 1, 2011, the Company entered into an unsecured lease agreement with World Ranches LLC (“One World Ranches”), which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, for office and laboratory space located at 5225 Carlson Rd., Yuba City, CA 95993 for a term of five years expiring on September 1, 2016 at a rate of $1,000 per month. Effective as of January 1, 2012, the Company modified the lease agreement to provide for additional office and laboratory space for an additional $500 per month, for a total rental payment of $1,500 per month.

On April 23, 2012, the Company entered into a further lease agreement with One World Ranches, pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California , which supersedes and replaces the prior lease (such current lease agreement, the “Carlson Lease”) . The Carlson Lease began on May 1, 2012 and expires on May 1, 2017, and the Company’s rent payments thereunder are $2,300 per month. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

On August 18, 2012, the Company entered into a lease agreement (the “Sacramento Lease”) with Sacramento Valley Real Estate, which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, pursuant to which the Company has agreed to lease an apartment located at 33-800 Clark Avenue, Yuba City, California. This Company uses this apartment as an alternative to renting hotel rooms for management use since several of our managers are not resident in Yuba City. The month to month lease began on August 20, 2012 and the Company’s rent payment is $1,000 per month. On August 22, 2012, the Company paid $1,000 as a refundable security deposit under the Sacramento lease.

Aggregate payments under the above leases for the years ended March 31, 2013 and 2012 were $148,750 and $14,500, respectively.

COMMITMENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS
10. COMMITMENTS

We have exclusive and worldwide rights to patents obtained through a license of these patents from Vineland Research and Innovations Centre (the “Vineland License”). The patent family includes an issued U.S. patent, an issued European Union patent, and an issued Canadian patent. These patents relate to microbial production of steviol and steviol glycosides. The Vineland License has an initial term of 10 years and may be renewed by us for additional two-year terms until all licensed patents have expired. Pursuant to the Vineland License, we agreed to total cash fees due and payable within the first year of $50,000, of which $37,500 has been paid and recorded as expenses, with the remaining balance of $12,500 due on the one (1) year anniversary date of the Vineland License. In addition to these cash fees, we will owe royalties of 0.5% of the sale price of products developed using the intellectual property, and in the third year and all subsequent years of the Vineland License the Company will owe a minimum annual royalty of $10,000.

11. COMMITMENTS

We have exclusive and worldwide rights to patents obtained through a license of these patents from Vineland Research and Innovations Centre (the “Vineland License”). The patent family includes an issued U.S. patent, an issued European Union patent, and an issued Canadian patent. These patents relate to microbial production of steviol and steviol glycosides. The Vineland License has an initial term of 10 years and may be renewed by us for additional two-year terms until all licensed patents have expired. Pursuant to the Vineland License, we agreed to total cash fees due and payable within the first year of $50,000, of which $25,000 has been paid and recorded in research and development expenses. In addition to these cash fees, we will owe royalties of 0.5% of the sale price of products developed using the intellectual property, and in the third year and all subsequent years of the Vineland License the Company will owe a minimum annual royalty of $10,000.

SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
11. SUBSEQUENT EVENTS

In July 2013 the Company granted 100,000 restricted shares of the Company’s common stock to one employee under the 2012 Stock Incentive Plan.  These shares vest over three years.  The Company also granted options to purchase 300,000 shares of the Company’s common stock in July 2013 under the 2012 Stock Incentive Plan to one consultant.  These options vest over one year.

12. SUBSEQUENT EVENTS

In April 2013, one investor converted convertible debentures in the amount of $22,500 into 50,000 of the Company’s common shares. In May 2013, one investor converted convertible debentures in the amount of $125,000 into 277,778 of the Company’s common shares.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Accounting Policies [Abstract]
Use of Estimates and Assumptions
Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The more significant estimates and assumption by management include, among others, the fair value of shares issued for services, fair value of warrants issued in conjunction with convertible debentures, and assumptions used in the valuation of conversion features and derivative liabilities.

Use of Estimates and Assumptions

The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates. The more significant estimates and assumption by management include, among others, the fair value of shares issued for services, fair value of warrants issued in conjunction with convertible debentures, and assumptions used in the valuation of conversion features and derivative liabilities.

Financial Assets and Liabilities Measured at Fair Value

Financial Assets and Liabilities Measured at Fair Value

The Company uses various inputs in determining the fair value of its investments and measures these assets on a recurring basis. Financial assets recorded at fair value in the condensed balance sheets are categorized by the level of objectivity associated with the inputs used to measure their fair value. Authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) defines the following levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these financial assets:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs, other than the quoted prices in active markets, that is observable either directly or indirectly.
Level 3	Unobservable inputs based on the Company’s assumptions.

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of June 30, 2013 and March 31, 2013:

  June 30, 2013
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$1,462,607	$-	$1,462,607

March 31, 2013
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$398,603	$-	$398,603

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Financial Assets and Liabilities Measured at Fair Value

The Company uses various inputs in determining the fair value of its investments and measures these assets on a recurring basis. Financial assets recorded at fair value in the condensed balance sheets are categorized by the level of objectivity associated with the inputs used to measure their fair value. Authoritative guidance provided by the Financial Accounting Standards Board (“FASB”) defines the following levels directly related to the amount of subjectivity associated with the inputs to fair valuation of these financial assets:

Level 1	Quoted prices in active markets for identical assets or liabilities.
Level 2	Inputs, other than the quoted prices in active markets, that is observable either directly or indirectly.
Level 3	Unobservable inputs based on the Company’s assumptions.

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$398,603	$398,603

The carrying value of cash and accounts payable and accrued liabilities approximates their fair value because of the short maturity of these instruments. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest, currency or credit risks arising from these financial instruments.

Derivative Financial Instruments
Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses a probability weighted average Black-Scholes-Merton models to value the derivative instruments at inception and on subsequent valuation dates through the June 30, 2013 reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Derivative Financial Instruments

The Company evaluates its financial instruments to determine if such instruments are derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses the probability weighted average Black-Scholes-Merton models to value the derivative instruments at inception and on subsequent valuation dates through the March 31, 2013 reporting date. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date.

Income Taxes
Income Taxes

The Company follows the liability method of accounting for income taxes.  Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Income Taxes

The Company follows the liability method of accounting for income taxes. Under this method, deferred income tax assets and liabilities are recognized for the estimated tax consequences attributable to differences between the financial statement carrying values and their respective income tax basis (temporary differences). The effect on deferred income tax assets and liabilities of a change in tax rates is recognized as income (loss) in the period that includes the enactment date.

Stock-Based Compensation
Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in non-capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either (a) the date at which a performance commitment is reached, or (b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Stock-Based Compensation

The Company periodically issues stock options and warrants to employees and non-employees in non-capital raising transactions, for services and for financing costs. The Company accounts for share-based payments under the guidance as set forth in the Share-Based Payment Topic of the FASB Accounting Standards Codification (“ASC”), which requires the measurement and recognition of compensation expense for all share-based payment awards made to employees, officers, directors, and consultants, including employee stock options, based on estimated fair values. The Company estimates the fair value of share-based payment awards to employees and directors on the date of grant using an option-pricing model, and the value of the portion of the award that is ultimately expected to vest is recognized as expense over the required service period in the Company's Statements of Operations. The Company accounts for stock option and warrant grants issued and vesting to non-employees in accordance with the authoritative guidance whereas the value of the stock compensation is based upon the measurement date as determined at either a) the date at which a performance commitment is reached, or b) the date at which the necessary performance to earn the equity instruments is complete. Stock-based compensation is based on awards ultimately expected to vest and is reduced for estimated forfeitures. Forfeitures are estimated at the time of grant and revised, as necessary, in subsequent periods if actual forfeitures differ from those estimates.

Basic and Diluted Loss Per Share
Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period.  Diluted loss per share excludes all potential common shares if their effect is anti-dilutive.

As of June 30, 2013, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 3,675,000 shares of common stock, warrants to acquire 12,403,601 shares of common stock and 999,328 common shares potentially issuable under convertible note agreements have been excluded from the calculation at June 30, 2013 as the effect would have been anti-dilutive.

Basic and Diluted Loss Per Share

The Company computes loss per share in accordance with ASC 260, “Earnings per Share” which requires presentation of both basic and diluted earnings per share on the face of the statement of operations. Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of outstanding common shares during the period. Diluted loss per share gives effect to all dilutive potential common shares outstanding during the period. Diluted loss per share excludes all potential common shares if their effect is anti-dilutive.

As of March 31, 2013, the Company has no potential dilutive instruments and accordingly basic loss and diluted loss per share are the same. Options to acquire 2,275,000 shares of common stock, warrants to acquire 1,080,000 shares of common stock and 1,427,106 common shares issuable under convertible note agreements have been excluded from the calculation at March 31, 2013 as the effect would have been anti-dilutive.

Recent Accounting Pronouncements
Recent Accounting Pronouncements

Management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

Recent Accounting Pronouncements

Management has evaluated the recently issued accounting pronouncements through the date of this report and has determined that their adoption will not have a material impact on the financial position, results of operations, or cash flows of the Company.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Accounting Policies [Abstract]
Investments and Liabilities of the Companys Financial Assets

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of June 30, 2013 and March 31, 2013:

  June 30, 2013
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$1,462,607	$-	$1,462,607

March 31, 2013
	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$398,603	$-	$398,603

The following table presents certain investments and liabilities of the Company’s financial assets measured and recorded at fair value on the Company’s condensed balance sheets on a recurring basis and their level within the fair value hierarchy as of March 31, 2013:

	Level 1	Level 2	Level 3	Total
Fair value of Derivative Liability	$-	$-	$398,603	$398,603

CONVERTIBLE NOTES PAYABLE (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Convertible Note Payable [Abstract]
Convertible Notes Payable

Convertible notes payable consist of the following as of June 30, 2013 and March 31, 2013:

	June 30, 2013	March 31, 2013
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually	$625,000	$625,000
Convertible notes payable	137,500	330,000
Total convertible notes	762,500	955,000

Less: note discount	(190,226)	(374,592)
Convertible notes payable, net of note discount	$572,274	$580,408

(a)          On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012.  Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the three months ended June 30, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share.  As of June 30, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of June 30, 2013, the holders thereof would receive 693,773 shares of common stock.

During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $113,341 at March 31, 2013. During the three months ended June 30, 2013, the Company recognized interest expense of $14,784 relating to the amortization of this discount, resulting in an unamortized balance of $98,557 as of June 30, 2013.

(b)        On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. The balance due on these debentures at March 31, 2013 was $330,000. During the three months ended June 30, 2013, $192,500 of the debentures were converted into 427,778 shares of common stock, and the remaining balance due on these debentures at June 30, 2013 was $137,500.

Convertible notes payable consists of the following as of March 31, 2013 and 2012:

	March 31, 2013	March 31, 2012
Subordinated unsecured convertible notes payable, interest at 6% per annum payable quarterly (a)	$-	$250,000
Subordinated unsecured convertible notes payable, interest at 6% per annum payable semi-annually (b)	625,000	200,000
Convertible notes payable (c)	330,000	-
Total convertible notes	955,000	450,000

Less: note discount	(374,592)	(172,456)
Convertible notes payable, net of note discount	$580,408	$277,524

(a) On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor (the “January Convertible Debenture). The January Convertible Debenture bore interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. It was convertible at the holder’s option into the Company’s common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture was due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provided for customary events of default which, if any of them occurred, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable. On March 18, 2013, the entire principal balance of $250,000 plus accrued interest of $10,750 was converted into 521,500 shares of the Company’s common stock based on the conversion rate of $0.50 per share.

(b) On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement and $200,000 in proceeds attributable to the issuance of common stock (see Note 5). On May 22, 2012, the Company issued the remaining $425,000 in convertible debentures upon receipt of the remaining balance due under the Subscription Agreement (in addition to the $425,000 in proceeds received by the Company in consideration for the issuance of its common stock under the Subscription Agreement - see Note 5). Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the year ending March 31, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share. As of March 31, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of March 31, 2013, the holders thereof would receive 693,773 shares of common stock.

During the year ended March 31, 2013, the conversion price of the convertible debentures issued under the Subscription Agreement was greater than the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,456 at March 31, 2012. During the year ended March 31, 2013, the Company recognized interest expense of $59,135 relating to the amortization of this discount, resulting in an unamortized balance of $113,341 as of March 31, 2013.

(c) On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. During the year ended March 31, 2013, $170,000 of the debentures were converted into 377,778 shares of common stock, and the remaining balance due on these debentures at March 31, 2013 was $330,000.

DERIVATIVE LIABILITY (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Warrants

At March 31, 2013, the date of issuance of new warrants during the period, and as of June 30, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	June 30, 2013	At Date of Issuance	March 31, 2013
Exercise Price	$0.34-0.60	$0.63 - $0.60	$0.50
Stock Price	$0.35	$0.35	$0.45

Risk-free interest rate	2.52%	2.52%	0.25%
Expected volatility	78.7%	78.7%	123.68%
Expected life (in years)	4.5-5 years	5.0 years	4.5 years
Expected dividend yield	0	0	0
Fair Value:	$1,462,607	$1,249,025	$398,603

At the date of issuance and as of March 31, 2013, the derivative liabilities were valued using a probability weighted average Black-Scholes-Merton pricing model with the following assumptions:

Warrants:

	March 31, 2013	At Date of Issuance
Exercise Price	$0.50	$0.63 - $0.70
Stock Price	$0.45	$0.50

Risk-free interest rate	0.25%	0.25%
Expected volatility	123.68%	198.75%
Expected life (in years)	4.5 years	5.0 years
Expected dividend yield	0	0

Fair Value:	$398,603	$523,458

STOCK OPTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Stock Options [Abstract]
Options to Purchase Common Shares

  A summary of the Company’s stock option activity for the period ended June 30, 2013 is presented below:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2013	2,275,000	$0.16
Granted	1,500,000	0.40
Exercised	-
Cancelled	(100,000)	0.42
Balance outstanding at June 30, 2013	3,675,000	$0.26
Balance exercisable at June 30,2013	2,800,000	$0.28

At March 31, 2013, options to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2011	-
Granted	2,100,000	$0.10
Exercised	-
Cancelled	-
Balance at March 31, 2012	2,100,000	$0.10
Granted	2,025,000	0.29
Exercised	(1,750,000)
Cancelled	(100,000)
Balance outstanding at March 31, 2013	2,275,000	$0.16
Balance exercisable at March 31,2013	1,333,333	$0.13

Stock Option Activity

At June 30, 2013, options to purchase common shares were outstanding as follows:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, June 30, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	1,500,000	$0.40	$0.40
	125,000	$0.42	$0.42

	3,675,000

Exercisable, June 30, 2013	1,075,000	$0.10	$1.00
	25,000	$0.27	$0.27
	200,000	$0.28	$0.27
	1,500,000	$0.40	$0.40
	2,800,000

A summary of the Company’s stock option activity for the year ended March 31, 2013 is presented below:

	Number of options	Weighted Average Exercise Price	Weighted Average Grant-date Stock Price

Options Outstanding, March 31, 2013	1,650,000	$0.10	$1.00
	100,000	$0.27	$0.27
	300,000	$0.28	$0.27
	125,000	$0.42	$0.42
	100,000	$0.44	$0.44
	2,275,000
Exercisable, March 31, 2013	1,075,000	$0.10	$1.00
	58,333	$0.27	$0.27
	200,000	$0.28	$0.27
	1,333,333

WARRANTS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Warrants [Abstract]
Warrants

At June 30, 2013, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2013	1,080,000	$0.50
Granted	11,323,601	0.50
Exercised	-
Cancelled	-	$-
Balance outstanding at June 30, 2013	12,403,601	$0.50
Balance exercisable at June 30, 2013	12,403,601

At March 31, 2013, warrants to purchase common shares were outstanding as follows:

	Shares	Weighted Average Exercise Price
Balance at March 31, 2012	-		$-
Granted	1,080,000		0.50
Exercised	-
Cancelled	-		$-
Balance outstanding at March 31, 2013	1,080,000		$0.50
Balance exercisable at March 31, 2013	1,080,000	$

BUSINESS AND BASIS OF OPERATIONS (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008	Jun. 30, 2007
Nature And Continuance Of Operation [Line Items]
Accumulated deficit	$ 5,073,342	$ 4,174,037
Stockholders' Equity	$ 949,837	$ 568,106	$ 49,231	$ 85,262	$ 49,987	$ 21,695	$ (16,417)	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES Fair value of Derivative Liability (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value of Derivative Liability	$ 1,462,607	$ 398,603	$ 0
Fair Value, Inputs, Level 1 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value of Derivative Liability	0	0
Fair Value, Inputs, Level 2 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value of Derivative Liability	1,462,607	398,603
Fair Value, Inputs, Level 3 [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Fair value of Derivative Liability	$ 0	$ 0

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stock Options To Purchase	3,675,000	2,275,000
Common Shares Issuable Under Convertible Note	999,328	1,427,106
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	12,403,601	1,080,000

NOTES PAYABLE (Details) (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	May 25, 2012
Promissory Notes Issued					$ 196,800
Promissory Notes Issued Interest Rate			6.00%
Per Share Note Exchange							$ 1
Gain on settlement of debt	0	0	107,004	0	107,004	107,004
Share Price	$ 0.35		$ 0.45		$ 0.45	$ 0.35	$ (0.5)
Number Of Debt Instruments					11
Promissory Notes Canceled							196,800
Accrued But Unpaid Interest Notes Canceled							$ 17,208
Shares Exchange Notes Canceled							214,008

CONVERTIBLE NOTES PAYABLE: Schedule of convertible notes payable (Detail) (USD $)	Jun. 30, 2013	Mar. 31, 2013		Mar. 31, 2012
Extinguishment of Debt [Line Items]
Total convertible notes	$ 762,500	$ 955,000		$ 450,000
Less: note discount	(190,226)	(374,592)		(172,476)
Convertible notes payable, net of note discount	572,274	580,408		277,524
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]
Extinguishment of Debt [Line Items]
Total convertible notes		0	[1]	250,000	[1]
Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]
Extinguishment of Debt [Line Items]
Total convertible notes	625,000	625,000	[2]	200,000	[2]
Convertible Notes Payable [Member]
Extinguishment of Debt [Line Items]
Total convertible notes	$ 137,500	$ 330,000	[3]	$ 0	[3]

[1]	On January 31, 2012, the Company issued a $250,000 convertible debenture to a single investor (the “January Convertible Debenture). The January Convertible Debenture bore interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year beginning on June 30, 2012. It was convertible at the holder’s option into the Company’s common stock at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. We may elect to make interest payments in common stock valued at the conversion price. The entire principal balance of the debenture was due and payable three years following its issuance unless earlier redeemed by us in accordance with its terms. We may repay the principal and interest owing under the debenture in common stock at maturity or upon redemption of the debenture. The debenture also provided for customary events of default which, if any of them occurred, would permit or require the principal of and accrued interest on the debenture to become or to be declared due and payable. On March 18, 2013, the entire principal balance of $250,000 plus accrued interest of $10,750 was converted into 521,500 shares of the Company’s common stock based on the conversion rate of $0.50 per share.
[2]	On February 7, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) with one investor in a private placement, pursuant to which such investor irrevocably agreed to purchase $1,250,000 in common stock and convertible debentures from the Company over a twelve month period beginning on March 1, 2012. Under the Subscription Agreement, the investor agreed to purchase an aggregate of (i) 625,000 shares of common stock and (ii) convertible debentures with an aggregate principal amount of $625,000 convertible into a total of 693,774 shares of our common stock at prices ranging from $0.65 to $1.25, in five tranches, for proceeds to us of $250,000 per tranche. The conversion price of the common stock underlying each of the convertible debentures is subject to adjustment upon a reclassification or other change in the Company’s outstanding common stock and certain distributions to all holders of the Company’s common stock. The entire principal balance of each debenture is due and payable three years following its date of issuance unless earlier redeemed by the Company in accordance with its terms. As of March 31, 2012, the Company had received $200,000 in proceeds attributable to the issuance of convertible debentures under the Subscription Agreement and $200,000 in proceeds attributable to the issuance of common stock (see Note 5). On May 22, 2012, the Company issued the remaining $425,000 in convertible debentures upon receipt of the remaining balance due under the Subscription Agreement (in addition to the $425,000 in proceeds received by the Company in consideration for the issuance of its common stock under the Subscription Agreement - see Note 5). Each of these convertible debentures bears interest at the rate of 6.0% per annum, payable semi-annually in arrears on June 30 and December 31 of each year. During the year ending March 31, 2013, the aggregate accrued interest due on these convertible debentures of $18,750 was converted into 20,816 shares of the Company’s common stock based on the conversion rates of the five tranches of these convertible debentures ranging from $0.65 to $1.25 per share. As of March 31, 2013, all $625,000 of these convertible debentures were outstanding. If the outstanding principal on all of the convertible debentures issued pursuant to the Subscription Agreement were converted into common shares, as of March 31, 2013, the holders thereof would receive 693,773 shares of common stock. During the year ended March 31, 2013, the conversion price of the convertible debentures issued under the Subscription Agreement was greater than the market value of our common stock as of the date of issuance. As such, the Company did not recognize any beneficial conversion feature upon issuance. During the year ended March 31, 2012, the Company had issued convertible notes under the Subscription Agreement where the market price of our common shares was in excess of the conversion price, creating a beneficial conversion feature of $177,404 upon issuance, representing the amount by which the value of the shares into which the notes are convertible exceeded the aggregate conversion price on the date of issuance. The beneficial conversion feature was recorded as a discount to the notes payable and is being amortized over the life of the notes, the balance of which was $172,456 at March 31, 2012. During the year ended March 31, 2013, the Company recognized interest expense of $59,135 relating to the amortization of this discount, resulting in an unamortized balance of $113,341 as of March 31, 2013.
[3]	On October 29, 2012, we entered into a Securities Purchase Agreement (the “Securities Purchase Agreement”) with two investors providing for the issuance and sale of an aggregate of $500,000 in convertible debentures and warrants to purchase 1,000,000 shares of our common stock, for proceeds to us of $500,000. The financing closed on November 1, 2012. After deducting for fees and expenses, the aggregate net proceeds from the sale of the debentures and warrants was $445,000. During the year ended March 31, 2013, $170,000 of the debentures were converted into 377,778 shares of common stock, and the remaining balance due on these debentures at March 31, 2013 was $330,000. The debentures are non-interest bearing and mature on November 1, 2014. The debentures are convertible at the purchaser’s option into shares of the Company’s common stock (the “Conversion Shares”) at an initial conversion price of $0.50 per share, subject to adjustment for stock dividends and splits, subsequent rights offerings and pro rata distributions to the Company’s common stockholders. Upon the earlier of the effectiveness of a registration statement registering the Conversion Shares and Warrant Shares or the date the Conversion Shares and Warrant Shares may be sold pursuant to Rule 144 under the Securities Act of 1933 (the “Securities Act”) without volume or manner-of-sale restrictions (such earlier date, the “Trigger Date”), the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Company’s common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the “Reset Conversion Price”). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $330,000 outstanding principal on these debentures were converted into common stock as of March 31, 2013, the holders thereof would receive 733,333 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Company’s common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable. As the initial conversion price was greater than the market value of our common stock as of the date of issuance the Company did not recognize any beneficial conversion feature upon issuance. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” in its accounting for the debenture as to the potential change to the conversion price which is based upon a future "trigger event" that has not taken place or may not take place, and determined that the conversion price of the notes are fixed until the contingency is triggered. The Company considers the conversion feature to be indexed to the Company’s own stock, and as such, no further accounting is appropriate at this time. The Warrants related to the note issuance are described below and result in a freestanding derivative valued at $523,458 upon issuance. Each of the purchasers was issued a warrant to purchase up to a number of shares of the Company’s common stock equal to 100% of the Conversion Shares initially issuable to such purchaser pursuant to the Securities Purchase Agreement (the “Warrant Shares”). The warrants had an initial exercise price of $0.70 per share, are exercisable immediately upon issuance and have a term of exercise equal to five years. On March 6, 2013, the exercise price of the warrants was reduced to $0.50. The warrants are subject to adjustment for subsequent sales by us of common stock, or securities exercisable or convertible into common stock, at a price lower than the then-exercise price, as well as for stock dividends and splits, subsequent rights offerings and pro rata distributions to our common stockholders. As a condition of the closing of the financing, the Company entered into a Registration Rights Agreement with the purchasers (the “Registration Rights Agreement”) pursuant to which the Company is obligated to file with the Securities and Exchange Commission one or more registration statements relating to the resale of Conversion Shares and Warrant Shares. The registration statement was filed on November 30, 2012, and the registration became effective on March 6, 2013. Dawson James Securities, Inc. (“Dawson”) acted as placement agent for the Financing. Pursuant to the terms of a Placement Agent Agreement entered into by the Company and Dawson on October 29, 2012, the Company agreed (a) to pay to Dawson placement agent fees equal to 8% of the aggregate purchase price paid by each purchaser, (b) to issue to Dawson warrants to purchase 8% of the aggregate number of Conversion Shares issued in the financing, and (c) to reimburse Dawson for certain expenses. The warrants issued to Dawson have the same terms as the warrants issued above, except that such warrants had an initial exercise price of $0.625 that was reduced to $0.50 on March 6, 2013. Each of the warrants includes an anti-dilution provision that allows for the automatic reset of the exercise price upon any future sale of the Company’s common stock, warrants, options, convertible debt or any other equity-linked securities at an issuance, exercise or conversion price below the current exercise price of the warrants issued with the convertible debentures. The Company considered the current FASB guidance of “Determining Whether an Instrument Indexed to an Entity’s Own Stock” and determined that exercise price of the warrants are not a fixed amount because they are subject to fluctuation based on the occurrence of future offerings or events. As a result, the Company determined that the warrants are not considered indexed to the Company’s own stock and characterizes the initial fair value of these warrants as derivative liabilities upon issuance. The Company determined the aggregate initial fair value of the warrants issued to investors and placement agent to be $523,458 upon issuance. These amounts were determined by management using a using a probability weighted average Black-Scholes Merton option pricing model. The total costs of the loan were $578,458 which includes placement fees and expenses of $55,000 and the fair value of the warrant derivative of $523,458. To account for the these costs, the Company recorded a valuation discount of $500,000 upon issuance, and the incremental cost of $78,458 over the face amount of the note was recorded as a financing cost during the year ended March 31, 2013. The Company will amortize the valuation discount to interest expense over the life of the notes. During the year ended March 31, 2013, the Company recognized interest expense of $238,751 relating to the amortization of this discount, resulting in an unamortized balance of $261,249 as of March 31, 2013.

CONVERTIBLE NOTES PAYABLE (Details) (USD $)	0 Months Ended	1 Months Ended					3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended			1 Months Ended	3 Months Ended	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Mar. 06, 2013	Apr. 30, 2013	Oct. 31, 2012	May 22, 2012	May 31, 2012	Jan. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	Oct. 29, 2012	Feb. 07, 2012	Oct. 31, 2012 Placement Agent Agreement [Member]	Jun. 30, 2013 Placement Agent Agreement [Member]	Mar. 06, 2013 Placement Agent Agreement [Member] Dawson [Member]	Oct. 31, 2012 Placement Agent Agreement [Member] Dawson [Member]	Jun. 30, 2013 Placement Agent Agreement [Member] Dawson [Member]	Mar. 31, 2013 Placement Agent Agreement [Member] Dawson [Member]	Jun. 30, 2013 Debentures [Member]	Jun. 30, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2012 Warrant [Member]	Jun. 30, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]	Mar. 31, 2012 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]	Mar. 18, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Quarterly [Member]	Jun. 30, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Mar. 31, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Mar. 18, 2013 Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Jun. 30, 2013 Convertible Debt [Member]	Mar. 18, 2013 Convertible Debt [Member]	Feb. 07, 2012 Minimum [Member]	Jun. 30, 2013 Minimum [Member] Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Feb. 07, 2012 Maximum [Member]	Jun. 30, 2013 Maximum [Member] Subordinated Unsecured Convertible Notes Payable Interest At Six Percent Per Annum Payable Semi Annually [Member]	Feb. 07, 2012 Per Tranche [Member]
Extinguishment of Debt [Line Items]
Stock and convertible debentures sold for cash														$ 1,250,000
Common stock share amount														625,000
Convertible debenture amount														625,000																							250,000
Debenture pursuant to Subscription Agreement														693,774
Debenture conversion price																																	$ 0.65		$ 1.25
Proceeds from Convertible Debt				425,000	425,000	250,000				200,000
Debt Instrument, Interest Rate, Stated Percentage						6.00%																			6.00%			6.00%
Receivable Common Shares							693,773		693,773		693,773	693,773
Debt Instrument, Unamortized Discount							98,557		113,341		113,341	98,557										91,669	261,249
Interest Expense, Debt							14,784		59,135													169,582	238,751
Long-term Debt, Gross									625,000		625,000																				625,000	250,000
Debt Instrument, Convertible, Effective Interest Rate				6.00%
Debt Instrument, Convertible, Conversion Price	$ 0.5					$ 0.5			$ 0.5		$ 0.5																$ 0.5							$ 0.65		$ 1.25
Fair value of beneficial conversion feature of convertible notes							0	0	0	177,404	177,404	177,404
Proceeds From Issuance Of Common Stock			500,000				1,133,250	435,000	425,000	200,000	650,000	1,783,250
Conversion of notes payable and accrued interest to common stock							1,249,025	0	107,004	0	107,004	1,249,025													18,750	18,750		20,816	20,816
Financing cost							0	0	78,458	0	78,458	78,458
Loan Costs Total									578,458
Loan Placement Fees									55,000	55,000
Derivative, Fair Value, Net																						523,458	523,458	523,458
Warrants To Purchase Of Common Stock			1,000,000
Free Standing Derivative Value									500,000		500,000		500,000
Proceeds from Issuance or Sale of Equity			445,000
Conversion Shares Issuable To Purchaser Percentage																						100.00%	100.00%
Warrants Exercise Price	$ 0.5						$ 0.34		$ 0.625													$ 0.7	$ 0.7
Debt Instrument, Description																					the conversion price of the debentures shall be reduced to the lesser of (i) the then conversion price or (ii) 90% of the average of the volume weighted average price of the Companys common stock for the five trading days immediately prior to the Trigger Date, provided that the conversion price shall not be reduced to less than $0.35 per share (such adjusted conversion price, the Reset Conversion Price). Upon the effectiveness of the registration statement registering the shares issuable upon the conversion and exercise of the debentures and warrants on March 6, 2013, the conversion price of the debentures was reduced to $0.45. As such, if the $137,500 outstanding principal on these debentures were converted into common stock as of June 30, 2013, the holders thereof would receive 305,555 shares of common stock based on the reset conversion price per share of $0.45. We may force conversion of the debentures into common stock if, at any time, the volume weighted average price of our common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The Company may force conversion of the debentures into Conversion Shares if, at any time following the Trigger Date, the volume weighted average price of the Companys common stock for each of any five consecutive trading days exceeds 120% of the Reset Conversion Price. The debentures provide for certain restrictive covenants and events of default which, if any of them occurs, would permit or require the principal amount of the debentures to become or to be declared due and payable. As the initial conversion price was greater than the market value of our common stock as of the date of issuance the Company did not recognize any beneficial conversion feature upon issuance. The Company considered the current FASB guidance of Determining Whether an Instrument Indexed to an Entitys Own Stock in its accounting for the debenture as to the potential change to the conversion price which is based upon a future "trigger event" that has not taken place or may not take place, and determined that the conversion price of the notes are fixed until the contingency is triggered. The Company considers the conversion feature to be indexed to the Companys own stock, and as such, no further accounting is appropriate at this time. The Warrants related to the note issuance are described below and resulted in a freestanding derivative valued at $523,458 upon issuance.
Conversion of Stock, Amount Converted		22,500					192,500		170,000
Conversion of Stock, Shares Issued		50,000					427,778		377,778		733,333
Debenture Outstanding Amount							137,500		330,000
Warrants Granted In Period			1,000,000				11,323,601		1,080,000						80,000	294,185	80,000		80,000
Warrants Granted Period In Weighted Exercise Price	0.5		0.7				0.5		0.5							0.425	0.5	0.625		0.625
Minimum Warrants Exercise Price							$ 0.2
Interest Payable																											$ 10,750			$ 521,500

DERIVATIVE LIABILITY: weighted average pricing model (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	May 25, 2012	Mar. 31, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price		$ 0.5
Stock Price	$ 0.35	$ 0.45	$ (0.5)
Risk-free interest rate	2.52%	0.25%
Expected volatility	78.70%	123.68%
Expected life (in years)		4 years 6 months
Expected dividend yield	0.00%	0.00%
Fair value of Derivative Liability	$ 1,462,607	$ 398,603		$ 0
At Date of Issuance [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock Price	$ 0.35	$ 0.5
Risk-free interest rate	2.52%	0.25%
Expected volatility	78.70%	198.75%
Expected life (in years)	5 years	5 years
Expected dividend yield	0.00%	0.00%
Fair value of Derivative Liability	$ 1,249,025	$ 523,458
Maximum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.6
Expected life (in years)	5 years
Maximum [Member] | At Date of Issuance [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.63	$ 0.7
Minimum [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.34
Expected life (in years)	4 years 6 months
Minimum [Member] | At Date of Issuance [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Exercise Price	$ 0.6	$ 0.63

DERIVATIVE LIABILITY (Details) (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of Derivative Liability	$ 1,462,607		$ 398,603	$ 0	$ 398,603	$ 1,462,607
Change in fair value of derivative liability	(185,021)	0	(124,855)	0	(124,855)	(309,876)
At Date of Issuance [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Fair value of Derivative Liability	$ 1,249,025		$ 523,458		$ 523,458	$ 1,249,025

EQUITY (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended	3 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended			3 Months Ended		12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Jun. 30, 2013 Warrant	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	Jun. 30, 2013 Common Stock [Member]	Mar. 31, 2008 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jun. 30, 2013 Warrant One Member [Member]	Jun. 30, 2013 Warrant Two Member [Member]	Jun. 30, 2013 Warrant Three Member [Member]	Jun. 30, 2013 Placement Agent Agreement [Member]	Jun. 30, 2013 Unvested Issued Common Stock [Member]	Aug. 31, 2012 Stock Incentive Plan 2012 [Member]	Jun. 30, 2013 Stock Incentive Plan 2012 [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member] Minimum [Member]	Mar. 31, 2013 Stock Incentive Plan 2012 [Member] Maximum [Member]	Jun. 30, 2013 employees and a director [Member]	Jun. 30, 2013 Subscription Agreement [Member]	Mar. 31, 2013 Subscription Agreement [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Value, Conversion of Convertible Securities					$ 420,000						$ 878												$ 3,676,472	$ 425,000
Stock Issued During Period, Shares, Conversion of Convertible Securities											877,778												1,250,000	425,000
Warrants Granted In Period		1,000,000	11,323,601		1,080,000										294,185
Stock Issued During Period Share Conversion Of Convertible Securities Per Share																							$ 0.34
Payments of Financing Costs, Total			116,750
Proceeds From Issuance Of Common Stock		500,000	1,133,250	435,000	425,000	200,000	650,000	1,783,250
Warrants Granted Period In Weighted Exercise Price	0.5	0.7	0.5		0.5							0.4	0.5	0.6	0.425
Common Stock Vesting Period																				16 months	60 months
Stock Issued During Period Shares New Issues										31,500,000							700,000					700,000
Stock Issued During Period, Value, Share-based Compensation, Gross			11,250
Unvested Issued Common Stock			(146,250)		(157,500)	0	(157,500)	(146,250)								146,250
Conversion of notes payable and accrued interest to common stock			1,249,025	0	107,004	0	107,004	1,249,025
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants			(115,775)						3,676
Stock and Warrants Issued During Period, Share, Preferred Stock and Warrants			3,676,472						3,676,472
Number of Common Stock To Be Issued Upon Exercise of Warrants			11,029,416						11,029,416
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value			419,550															189,000
Minimum Warrants Exercise Price			$ 0.2
Stock Based Compensation			422,099	168,650	833,143	979,880	1,813,022	2,235,121											31,500
Remained Unamortized																			$ 157,500

STOCK OPTIONS: Purchase common shares (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares, Balance	2,275,000	2,100,000	0
Shares, Granted	1,500,000	2,025,000	2,100,000
Shares, Exercised	0	(1,750,000)	0
Shares, Cancelled	(100,000)	(100,000)	0
Shares, Balance	3,675,000	2,275,000	2,100,000
Shares, Ending exercisable	2,800,000	1,333,333
Weighted Average Exercise Price, Balance	$ 0.16	$ 0.1
Weighted Average Exercise Price, Granted	$ 0.4	$ 0.29	$ 0.1
Weighted Average Exercise Price, Cancelled	$ 0.42
Weighted Average Exercise Price, Balance	$ 0.26	$ 0.16	$ 0.1
Weighted Average Exercise Price, exercisable	$ 0.28	$ 0.13

STOCK OPTIONS: Stock option activity (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2013 Stock Options 1 [Member]	Mar. 31, 2013 Stock Options 1 [Member]	Jun. 30, 2013 Stock Options 2 [Member]	Mar. 31, 2013 Stock Options 2 [Member]	Jun. 30, 2013 Stock Options 3 [Member]	Mar. 31, 2013 Stock Options 3 [Member]	Jun. 30, 2013 Stock Option 4 [Member]	Mar. 31, 2013 Stock Option 4 [Member]	Jun. 30, 2013 Stock Option 5 [Member]	Mar. 31, 2013 Stock Option 5 [Member]	Jun. 30, 2013 Vested 1 [Member]	Mar. 31, 2013 Vested 1 [Member]	Jun. 30, 2013 Vested 2 [Member]	Mar. 31, 2013 Vested 2 [Member]	Jun. 30, 2013 Vested 3 [Member]	Mar. 31, 2013 Vested 3 [Member]	Jun. 30, 2013 Vested 4 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	3,675,000	2,275,000	2,100,000	0	1,650,000	1,650,000	100,000	100,000	300,000	300,000	1,500,000	125,000	125,000	100,000
Weighted Average Exercise Price, Options Outstanding	$ 0.26	$ 0.16	$ 0.1		$ 0.1	$ 0.1	$ 0.27	$ 0.27	$ 0.28	$ 0.28	$ 0.4	$ 0.42	$ 0.42	$ 0.44	$ 0.1	$ 0.1	$ 0.27	$ 0.27	$ 0.28	$ 0.28	$ 0.4
Weighted Average Grant-Date Stock Price, Options Outstanding					$ 1	$ 1	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.4	$ 0.42	$ 0.42	$ 0.44
Options vested															1,075,000	1,075,000	25,000	58,333	200,000	200,000	1,500,000
Weighted Average Grant-Date Stock Price, Vested															$ 1	$ 1	$ 0.27	$ 0.27	$ 0.27	$ 0.27	$ 0.4
Shares, Ending exercisable	2,800,000	1,333,333

STOCK OPTIONS (Details) (USD $)	3 Months Ended		12 Months Ended		69 Months Ended	72 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Jun. 30, 2013	Feb. 11, 2013	Jan. 24, 2013	Jan. 18, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based Compensation Arrangement By Share based Payment Award Grants Expected Terms	5 years		5 years
Total stock-based compensation expensed	$ 422,099	$ 168,650	$ 801,643	$ 979,880
Unamortized cost of outstanding stock-based awards	419,737		419,737
Weighted Average Remaining Vesting Period	2 years		2 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	339,750		651,000		651,000	339,750
Volatility, Options Outstanding	78.70%		123.68%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Discount for Postvesting Restrictions	0.25%		0.25%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	10 years		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%		0.00%
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Grant Date Fair Value	419,550
Option Exercised Shares							100,000	100,000	500,000
Exercise Price							$ 0.28	$ 0.28	$ 0.28
Proceeds From Stock Options Exercised	0	0	213,000	0	213,000	213,000
Option Exercised Price							$ 28,000	$ 28,000	$ 140,000
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			400,000
Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures	1,500,000		1,600,000
Stock Options One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Exercised Shares			450,000		450,000
Exercise Price			$ 0.1		$ 0.1
Stock Options Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option Exercised Shares			600,000		600,000
Exercise Price			$ 0.28		$ 0.28

WARRANTS: Warrants to purchase common shares (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Jun. 30, 2013	Mar. 31, 2013
Class of Warrant or Right [Line Items]
Shares, Balance			1,080,000	0
Shares, Granted		1,000,000	11,323,601	1,080,000
Shares, Exercised			0	0
Shares, Cancelled			0	0
Shares, Balance			12,403,601	1,080,000
Shares, exercisable			12,403,601	1,080,000
Weighted Average Exercise Price, Balance			0.5	0
Weighted Average Exercise Price, Granted	0.5	0.7	0.5	0.5
Weighted Average Exercise Price, Cancelled			$ 0	$ 0
Weighted Average Exercise Price Balance			0.5	0.5

WARRANTS (Details) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 06, 2013	Oct. 31, 2012	Jun. 30, 2013 Warrant	Mar. 31, 2013	Mar. 31, 2012
Class of Warrant or Right [Line Items]
Shares, Granted		1,000,000	11,323,601	1,080,000
Fair value of Derivative Liability			$ 1,462,607	$ 398,603	$ 0
Warrants Granted Period In Weighted Exercise Price	0.5	0.7	0.5	0.5
Warrants Exercise Price	$ 0.5		$ 0.34	$ 0.625
Number of Common Stock To Be Issued Upon Exercise of Warrants			11,029,416
Minimum Warrants Exercise Price			$ 0.2
Warrant One Member [Member]
Class of Warrant or Right [Line Items]
Shares, Granted			3,676,472
Warrants Granted Period In Weighted Exercise Price			0.4
Warrant Two Member [Member]
Class of Warrant or Right [Line Items]
Shares, Granted			3,676,472
Warrants Granted Period In Weighted Exercise Price			0.5
Warrant Three Member [Member]
Class of Warrant or Right [Line Items]
Shares, Granted			3,676,472
Warrants Granted Period In Weighted Exercise Price			0.6
Placement Agent Agreement [Member]
Class of Warrant or Right [Line Items]
Shares, Granted		80,000	294,185
Warrants Granted Period In Weighted Exercise Price			0.425
Placement Agent Agreement [Member] | Dawson [Member]
Class of Warrant or Right [Line Items]
Shares, Granted	80,000		80,000
Warrants Granted Period In Weighted Exercise Price	0.5	0.625		0.625

INCOME TAXES (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 5,073,342	$ 4,060,045

RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details) (USD $)	1 Months Ended	3 Months Ended								3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2013	Mar. 31, 2013	Aug. 22, 2012	Aug. 20, 2012	Jun. 30, 2012	Mar. 31, 2012	Jan. 31, 2012	Sep. 01, 2011	Jun. 30, 2013 Sutter Buttes Llc [Member]	Mar. 31, 2013 Sutter Buttes Llc [Member]	Apr. 23, 2012 Sutter Buttes Llc [Member] acre	Jun. 30, 2013 Sutter Lease [Member]	Mar. 31, 2013 Sutter Lease [Member]	Apr. 23, 2012 Sutter Lease [Member] acre	Jun. 30, 2013 Carlson Lease [Member]	Mar. 31, 2013 Carlson Lease [Member]	Aug. 22, 2012 Sacramento Lease [Member]	Jan. 31, 2012 Office and Laboratory [Member]
Operating Leased Assets [Line Items]
Lease agreement, increased rent, per month								$ 1,500	$ 1,000										$ 500
Land lease agreement, aggregate rent amount		41,150	148,750		1,000	26,933	14,500
Payments for Rent										250,000	250,000		250,000	250,000
Area of Land												1,000			1,000
Operating Leases, Rent Expense													31,250	114,583
Due from Related Parties													104,166	135,417
Current portion of advance payment on related party lease		104,166	125,000				0							125,000
Advance payment on related party lease, net of current portion		0	10,417				0							10,417
Security deposit		2,500	2,500	1,000			1,500										1,500	1,000
Monthly Payments For Rent																$ 2,300	$ 2,300
Lease Agreement Expiry Term	5 years									24 months	24 months
Lease Agreement Expiry Date		Sep 1, 2016
Lease Expiration Date														May 1, 2014			May 1, 2017

COMMITMENTS (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2013	Mar. 31, 2013
Commitments And Contingencies [Line Items]
Initial Term Of Patents License Agreement	10 years	10 years
Cash Fees And Payable For Patents License Agreement	$ 50,000	$ 50,000
Cash Paid For Patents License Agreement	37,500	25,000
Percentage Of Royalties On Sale Price Of Products	0.50%	0.50%
Minimum Annual Royalty	10,000	10,000
Cash Due Of Patents License Agreement Due In One Year	$ 12,500

SUBSEQUENT EVENTS (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended		69 Months Ended	1 Months Ended
	Apr. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	May 31, 2013 Subsequent Event [Member]	Jul. 31, 2013 Subsequent Event [Member] Stock Incentive Plan 2012 [Member]	Jul. 31, 2013 Subsequent Event [Member] Stock Incentive Plan 2012 [Member] Consultants [Member]
Subsequent Event [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period							100,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							3 years	1 year
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Gross		1,500,000	2,025,000	2,100,000				300,000
Conversion Of Stock, Amount Converted	$ 22,500	$ 192,500	$ 170,000			$ 125,000
Conversion Of Stock, Shares Issued	50,000	427,778	377,778		733,333	277,778